Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Mar. 31, 2018 USD ($) $ / shares shares	Mar. 31, 2018 CNY (¥) shares	Mar. 31, 2017 $ / shares	Mar. 31, 2017 CNY (¥) shares
Consolidated Balance Sheets
Accounts receivable, allowance for doubtful accounts	$ 9,283	¥ 58,227		¥ 46,858
Non-current accounts receivable, allowance for doubtful accounts	$ 11,114	¥ 69,713		¥ 70,744
Ordinary shares, par value per share | $ / shares	$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	250,000,000	250,000,000		250,000,000
Ordinary shares, shares issued	120,961,641	120,961,641		73,140,147
Ordinary shares, shares outstanding	120,824,742	120,824,742		73,003,248
Treasury stock, shares	136,899	136,899		136,899